Fair Value (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2025 and 2026:

At March 31, 2025	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,407,859	¥15,222,947	¥2,746,696	¥38,377,502
Debt securities
Japanese national government and Japanese government agency bonds	6,140,726	754,529	—	6,895,255
Japanese prefectural and municipal bonds	—	288,472	—	288,472
Foreign government and official institution bonds	11,602,182	774,775	—	12,376,957
Corporate bonds	4,755	2,717,719	175,464	2,897,938
Residential mortgage-backed securities	—	7,313,220	—	7,313,220
Asset-backed securities	—	1,279,679	1,816,507	3,096,186
Other debt securities	—	61,578	612,102	673,680
Commercial paper	—	1,224,538	—	1,224,538
Equity securities(2)	2,660,196	808,437	142,623	3,611,256
Trading derivative assets	58,729	20,597,301	77,897	20,733,927
Interest rate contracts	12,565	14,860,818	22,298	14,895,681
Foreign exchange contracts	1,416	5,592,040	27,345	5,620,801
Equity contracts	44,748	94,288	6,961	145,997
Commodity contracts	—	293	19,892	20,185
Credit derivatives	—	49,861	757	50,618
Other(8)	—	1	644	645
Trading loans(3)	—	28,447	—	28,447
Investment securities:
Available-for-sale debt securities	23,867,794	6,347,624	197,750	30,413,168
Japanese national government and Japanese government agency bonds	21,152,903	930,954	—	22,083,857
Japanese prefectural and municipal bonds	—	309,998	—	309,998
Foreign government and official institution bonds	2,714,891	1,363,578	—	4,078,469
Corporate bonds	—	898,304	5,579	903,883
Residential mortgage-backed securities	—	1,122,236	15	1,122,251
Asset-backed securities	—	1,269,867	142,284	1,412,151
Other debt securities	—	452,687	49,872	502,559
Equity securities	3,779,986	52,002	100,762	3,932,750
Marketable equity securities(9)	3,779,986	52,002	—	3,831,988
Nonmarketable equity securities(4)	—	—	100,762	100,762
Other(5)	973,130	1,757,936	8,100	2,739,166
Total	¥49,087,498	¥44,006,257	¥3,131,205	¥96,224,960

At March 31, 2025	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥389,643	¥2,462	¥—	¥392,105
Trading derivative liabilities	48,534	20,995,246	67,027	21,110,807
Interest rate contracts	28,532	15,998,172	44,232	16,070,936
Foreign exchange contracts	2,197	4,900,685	2,026	4,904,908
Equity contracts	17,805	43,467	358	61,630
Commodity contracts	—	1	19,926	19,927
Credit derivatives	—	52,921	430	53,351
Other(8)	—	—	55	55
Obligation to return securities received as collateral(6)	5,754,639	292,116	—	6,046,755
Other(7)	—	267,202	(49,328)	217,874
Total	¥6,192,816	¥21,557,026	¥17,699	¥27,767,541

At March 31, 2026	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥23,016,668	¥18,618,405	¥2,990,622	¥44,625,695
Debt securities
Japanese national government and Japanese government agency bonds	6,934,540	506,060	—	7,440,600
Japanese prefectural and municipal bonds	—	289,034	—	289,034
Foreign government and official institution bonds	11,607,994	1,295,434	—	12,903,428
Corporate bonds	6,171	2,702,368	114,479	2,823,018
Residential mortgage-backed securities	—	10,515,437	—	10,515,437
Asset-backed securities	—	1,346,557	2,108,594	3,455,151
Other debt securities	—	57,986	614,248	672,234
Commercial paper	—	1,085,758	—	1,085,758
Equity securities(2)	4,467,963	819,771	153,301	5,441,035
Trading derivative assets	158,262	38,676,721	82,622	38,917,605
Interest rate contracts	81,059	31,975,609	25,461	32,082,129
Foreign exchange contracts	8,451	6,586,486	27,607	6,622,544
Equity contracts	68,752	70,564	8,598	147,914
Commodity contracts	—	680	20,302	20,982
Credit derivatives	—	43,380	421	43,801
Other(8)	—	2	233	235
Trading loans(3)	—	29,024	—	29,024
Investment securities:
Available-for-sale debt securities	16,264,022	6,161,695	208,624	22,634,341
Japanese national government and Japanese government agency bonds	13,317,045	599,498	—	13,916,543
Japanese prefectural and municipal bonds	—	166,451	—	166,451
Foreign government and official institution bonds	2,946,977	1,652,249	—	4,599,226
Corporate bonds	—	976,179	5,081	981,260
Residential mortgage-backed securities	—	1,017,007	15	1,017,022
Asset-backed securities	—	1,451,519	148,803	1,600,322
Other debt securities	—	298,792	54,725	353,517
Equity securities	4,178,047	71,940	143,460	4,393,447
Marketable equity securities(9)	4,178,047	71,940	—	4,249,987
Nonmarketable equity securities(4)	—	—	143,460	143,460
Other(5)	3,051,633	1,852,710	9,405	4,913,748
Total	¥46,668,632	¥65,410,495	¥3,434,733	¥115,513,860

At March 31, 2026	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥609,730	¥1,047	¥—	¥610,777
Trading derivative liabilities	51,133	40,366,071	76,678	40,493,882
Interest rate contracts	17,435	33,693,313	52,967	33,763,715
Foreign exchange contracts	5,426	6,530,669	2,001	6,538,096
Equity contracts	28,272	71,415	968	100,655
Commodity contracts	—	—	20,303	20,303
Credit derivatives	—	70,674	338	71,012
Other(8)	—	—	101	101
Obligation to return securities received as collateral(6)	8,130,080	338,246	—	8,468,326
Other(7)	—	29,054	(89,163)	(60,109)
Total	¥8,790,943	¥40,734,418	¥(12,485)	¥49,512,876

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity and other funds, whose fair values were ¥277,252 million and ¥349,587 million at March 31, 2025 and 2026, respectively. The amounts of unfunded commitments related to these private equity and other funds were ¥276,433 million and ¥405,058 million at March 31, 2025 and 2026, respectively.
(3)Includes loans measured under the fair value option.
(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds, whose fair values at March 31, 2025 were ¥40,477 million and ¥56,334 million, respectively, and those at March 31, 2026 were ¥47,248 million and ¥84,795 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2025 were nil and ¥13,650 million, respectively, and those at March 31, 2026 were nil and ¥1,775 million, respectively.
(5)Includes securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt, and bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Includes equity securities subject to contractual sale restrictions, with a total fair value of ¥43,654 million and ¥69,713 million at March 31, 2025 and 2026, respectively. The contractual restriction of these securities is a lock-up agreement, a market standoff agreement, or the result of a provision within a separate agreement between certain shareholders, and the range of remaining duration of these restrictions were 0.0-3.0 years and 0.0-2.7 years at March 31, 2025 and 2026, respectively. The market standoff agreements expire when the share price changes to a certain extent, and other agreements do not have specific clauses for a lapse in the restriction.
Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs	Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

Fiscal year ended March 31, 2025:	March 31, 2024	Total gains (losses) for the period											March 31, 2025	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2025
		Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥2,041,954	¥(5,968)	(2)	¥(9,121)	¥1,065,651	¥—	¥(27,371)	¥(397,123)	¥78,674		¥—		¥2,746,696	¥(22,232)	(2)
Debt securities
Foreign government and official institution bonds	101	(1)		—	—	—	—	(100)	—		—		—	—
Corporate bonds	—	(812)		—	99,190	—	(1,374)	—	78,460	(5)	—		175,464	(773)
Asset-backed securities	1,352,755	(10,400)		(9,121)	853,526	—	(23,091)	(347,162)	—		—		1,816,507	(19,985)
Other debt securities	536,846	(1,034)		—	76,290	—	—	—	—		—		612,102	(1,034)
Equity securities	152,252	6,279		—	36,645	—	(2,906)	(49,861)	214		—		142,623	(440)
Trading derivatives—net	58,906	(5,605)	(2)	1,807	669	(312)	—	(23,328)	10,690		(31,957)		10,870	9,395	(2)
Interest rate contracts—net	39,486	(18,435)		(706)	—	—	—	(6,230)	(3,954)		(32,095)	(5)	(21,934)	(9,311)
Foreign exchange contracts—net	10,198	(244)		1,890	—	—	—	(1,505)	14,644	(5)	336		25,319	6,113
Equity contracts—net	8,258	13,373		627	—	—	—	(15,457)	—		(198)		6,603	12,892
Commodity contracts—net	(45)	30		(4)	—	—	—	(15)	—		—		(34)	32
Credit derivatives—net	660	(212)		—	—	—	—	(121)	—		—		327	(211)
Other—net(8)	349	(117)		—	669	(312)	—	—	—		—		589	(120)
Investment securities:
Available-for-sale debt securities	204,805	(12,852)	(3)	12,998	2,533	—	—	(9,872)	1,631		(1,493)		197,750	199	(3)
Corporate bonds	5,172	83		(67)	2,493	—	—	(2,240)	1,631		(1,493)		5,579	34
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	132,951	—		9,333	—	—	—	—	—		—		142,284	9,333
Other debt securities	66,667	(12,935)		3,732	40	—	—	(7,632)	—		—		49,872	(9,168)
Equity securities	87,814	4,842	(3)	447	14,898	—	(6,696)	—	1,608		(2,151)		100,762	1,944	(3)
Nonmarketable equity securities	87,814	4,842		447	14,898	—	(6,696)	—	1,608		(2,151)		100,762	1,944
Other	79,154	(246)	(7)	129	1,120	—	—	(72,057)	—		—		8,100	(117)	(7)
Total	¥2,472,633	¥(19,829)		¥6,260	¥1,084,871	¥(312)	¥(34,067)	¥(502,380)	¥92,603		¥(35,601)		¥3,064,178	¥(10,811)
Liabilities
Obligation to return securities received as collateral	¥71,399	¥—		¥—	¥—	¥—	¥—	¥(71,399)	¥—		¥—		¥—	¥—
Other	6,486	20,351	(4)	(2,062)	—	—	—	(30,998)	—		(6,527)	(6)	(49,328)	27,174	(4)
Total	¥77,885	¥20,351		¥(2,062)	¥—	¥—	¥—	¥(102,397)	¥—		¥(6,527)		¥(49,328)	¥27,174

Fiscal year ended March 31, 2026:	March 31, 2025	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3		March 31, 2026	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2026
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥2,746,696	¥161,058	(2)	¥27,672	¥1,021,739	¥—	¥(75,862)	¥(818,214)	¥15	¥(72,482)		¥2,990,622	¥204,939	(2)
Debt securities
Corporate bonds	175,464	10,876		—	5,002	—	(4,381)	—	—	(72,482)	(5)	114,479	10,690
Asset-backed securities	1,816,507	103,284		27,672	996,075	—	(69,997)	(764,947)	—	—		2,108,594	145,676
Other debt securities	612,102	40,797		—	2,000	—	(1,283)	(39,368)	—	—		614,248	41,511
Equity securities	142,623	6,101		—	18,662	—	(201)	(13,899)	15	—		153,301	7,062
Trading derivatives—net	10,870	(798)	(2)	765	188	(330)	—	(9,617)	8,654	(3,788)		5,944	(2,630)	(2)
Interest rate contracts—net	(21,934)	(12,552)		(644)	—	—	—	831	1,479	5,314		(27,506)	(8,488)
Foreign exchange contracts—net	25,319	2,500		1,032	—	—	—	(1,584)	7,175	(8,836)		25,606	3,653
Equity contracts—net	6,603	9,678		377	5	—	—	(8,734)	—	(299)		7,630	2,640
Commodity contracts—net	(34)	15		—	—	—	—	(15)	—	33		(1)	—
Credit derivatives—net	327	(129)		—	—	—	—	(115)	—	—		83	(129)
Other—net(8)	589	(310)		—	183	(330)	—	—	—	—		132	(306)
Investment securities:
Available-for-sale debt securities	197,750	(178)	(3)	11,425	1,722	—	—	(57)	1,103	(3,141)		208,624	11,397	(3)
Corporate bonds	5,579	(215)		128	1,684	—	—	(57)	1,103	(3,141)		5,081	63
Residential mortgage-backed securities	15	—		—	—	—	—	—	—	—		15	—
Asset-backed securities	142,284	—		6,519	—	—	—	—	—	—		148,803	6,519
Other debt securities	49,872	37		4,778	38	—	—	—	—	—		54,725	4,815
Equity securities	100,762	(8,610)	(3)	3,764	61,126	—	(4,099)	—	1,836	(11,319)		143,460	(5,933)	(3)
Nonmarketable equity securities	100,762	(8,610)		3,764	61,126	—	(4,099)	—	1,836	(11,319)		143,460	(5,933)
Other	8,100	641	(7)	276	768	—	—	(380)	—	—		9,405	917	(7)
Total	¥3,064,178	¥152,113		¥43,902	¥1,085,543	¥(330)	¥(79,961)	¥(828,268)	¥11,608	¥(90,730)		¥3,358,055	¥208,690
Liabilities
Other	¥(49,328)	¥37,213	(4)	¥(656)	¥—	¥4,333	¥—	¥(7,731)	¥(50)	¥170		¥(89,163)	¥39,516	(4)
Total	¥(49,328)	¥37,213		¥(656)	¥—	¥4,333	¥—	¥(7,731)	¥(50)	¥170		¥(89,163)	¥39,516

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income, net of tax.
(4)Included in Trading account profits (losses)—net, Other non-interest income and Other comprehensive income, net of tax.
(5)Transfers out of Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable inputs include loss given default. Transfers into (out of) Level 3 for Corporate bonds were mainly caused by the increased (decreased) impact of the Liquidity Premium on Fair Value. Transfers into Level 3 for Foreign exchange contracts—net were mainly caused by changes in the impact of unobservable　inputs to the fair value measurement.
(6)For the fiscal year ended March 31, 2025, transfers out of Level 3 for long-term debt in Other were mainly caused by the increase in the observability of the key inputs to the valuation models and a corresponding decrease in the significance of the unobservable inputs.
(7)Included in Other non-interest income.
(8)Includes certain derivatives such as earthquake derivatives.

Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities :
Corporate bonds	¥175,464	Discounted cash flow	Liquidity premium	0.0%～0.2%	0.1%
Asset-backed securities	1,684,080	Internal model(4)	Asset correlations	2.0%	2.0%
			Discount factor	1.2%~1.3%	1.3%
			Prepayment rate	28.0%	28.0%
			Probability of default	0.0%~99.0%	—	(3)
			Recovery rate	60.4%	60.4%
Other debt securities	659,534	Discounted cash flow	Liquidity premium	1.6%~3.2%	2.4%

At March 31, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	¥(21,934)	Option model	Correlation between interest rates	30.0%~60.4%	44.0%
			Correlation between interest rate and foreign exchange rate	5.7%~60.0%	34.3%
			Recovery rate	80.0%~90.0%	85.0%
			Volatility	65.3%~134.6%	73.5%
Foreign exchange contracts—net	25,319	Option model	Correlation between interest rates	30.0%~70.0%	45.6%
			Correlation between interest rate and foreign exchange rate	19.2%~60.0%	36.7%
			Correlation between foreign exchange rates	50.0%~66.4%	58.2%
			Recovery rate	80.0%~90.0%	85.0%
			Volatility	10.7%~20.9%	14.3%
Equity contracts—net	3,524	Option model	Correlation between foreign exchange rate and equity	6.0%~50.0%	10.0%
			Correlation between equities	5.7%~95.0%	58.9%
			Volatility	20.0%~35.5%	27.5%

At March 31, 2026	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Corporate bonds	¥107,198	Discounted cash flow	Liquidity premium	０.0%	０.0%
Asset-backed securities	1,940,331	Internal model(4)	Asset correlations	2.0%	2.0%
			Discount factor	1.3%~1.4%	1.3%
			Prepayment rate	20.7%	20.7%
			Probability of default	0.0%~92.5%	—	(3)
			Recovery rate	59.4%	59.4%
Other debt securities	667,093	Discounted cash flow	Liquidity premium	1.6%~3.2%	2.4%

At March 31, 2026	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	¥(27,506)	Option model	Correlation between interest rates	34.1%~57.2%	55.4%
			Correlation between interest rate and foreign exchange rate	15.4%~51.0%	25.1%
			Volatility	0.7%~68.1%	56.8%
Foreign exchange contracts—net	25,606	Option model	Correlation between interest rates	46.7%~57.2%	51.9%
			Correlation between interest rate and foreign exchange rate	19.2%~51.0%	29.6%
Equity contracts—net	7,630	Option model	Correlation between foreign exchange rate and equity	43.2%	43.2%
			Correlation between equities	12.0%~90.6%	46.1%
			Volatility	20.1%~42.0%	29.0%

Notes:
(1)The fair value as of March 31, 2025 and 2026 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Changes in and range of unobservable inputs.”
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level	The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2025 and 2026:

	2025				2026
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥14,041	¥49,830	¥63,871	¥—	¥20,079	¥21,227	¥41,306
Loans	2,466	5,254	269,853	277,573	3,175	8,412	264,521	276,108
Loans held for sale	—	—	134,371	134,371	—	—	102,948	102,948
Collateral dependent loans	2,466	5,254	135,482	143,202	3,175	8,412	161,573	173,160
Premises and equipment	—	—	9,557	9,557	—	—	3,126	3,126
Intangible assets	—	—	5,449	5,449	—	—	3,062	3,062
Goodwill	—	—	161,758	161,758	—	—	242,644	242,644
Other assets	—	34,389	19,049	53,438	—	32,301	24,521	56,822
Investments in equity method investees(1)	—	27,745	2,057	29,802	—	26,039	2,191	28,230
Other	—	6,644	16,992	23,636	—	6,262	22,330	28,592
Total	¥2,466	¥53,684	¥515,496	¥571,646	¥3,175	¥60,792	¥559,101	¥623,068

Notes:
(1)Excludes certain investments valued at net asset value of ¥39,541 million and ¥41,152 million at March 31, 2025 and 2026, respectively. The unfunded commitments related to these investments are ¥34,847 million and ¥46,682 million at March 31, 2025 and 2026, respectively. These investments are in private equity funds.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis
The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2025 and 2026:

	2025	2026
	(in millions)
Investment securities	¥29,409	¥10,411
Loans	23,210	56,678
Loans held for sale	6,903	4,075
Collateral dependent loans	16,307	52,603
Premises and equipment	14,490	3,290
Intangible assets	13,057	5,658
Goodwill	150,089	97,475
Other assets	27,351	28,743
Investments in equity method investees	8,177	6,306
Other	19,174	22,437
Total	¥257,606	¥202,255

Gains (Losses) Related to Instruments for which Fair Value Option was Elected
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2024, 2025 and 2026 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2024			2025			2026
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(173,290)	¥2,176,389	¥2,003,099	¥1,636	¥38,401	¥40,037	¥127,948	¥1,931,494	¥2,059,442
Total	¥(173,290)	¥2,176,389	¥2,003,099	¥1,636	¥38,401	¥40,037	¥127,948	¥1,931,494	¥2,059,442
Financial liabilities:
Other short-term borrowings(1)	¥3,690	¥—	¥3,690	¥3,832	¥—	¥3,832	¥1,332	¥—	¥1,332
Long-term debt(1)	(20,426)	—	(20,426)	10,120	—	10,120	3,686	—	3,686
Total	¥(16,736)	¥—	¥(16,736)	¥13,952	¥—	¥13,952	¥5,018	¥—	¥5,018

Note:
(1)Changes in the value attributable to the instrument-specific credit risk related to those financial liabilities were not material.
Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2025 and 2026 for long-term debt instruments for which the fair value option has been elected:

	2025			2026
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥156,302	¥153,742	¥(2,560)	¥81,737	¥79,698	¥(2,039)
Total	¥156,302	¥153,742	¥(2,560)	¥81,737	¥79,698	¥(2,039)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2025 and 2026:

	Carrying amount	Estimated fair value
At March 31, 2025		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,591	¥4,591	¥4,591	¥—	¥—
Interest-earning deposits in other banks	104,707	104,707	—	104,707	—
Call loans and funds sold	1,676	1,676	—	1,676	—
Receivables under resale agreements	18,782	18,782	—	18,782	—
Receivables under securities borrowing transactions	5,701	5,701	—	5,701	—
Investment securities	23,272	22,647	12,932	8,244	1,471
Loans, net of allowance for credit losses(1)	130,187	129,772	2	70	129,700
Other financial assets(2)	9,783	9,783	—	9,783	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,820	¥36,820	¥—	¥36,820	¥—
Interest-bearing	212,633	212,643	—	212,643	—
Total deposits	249,453	249,463	—	249,463	—
Call money and funds purchased	5,017	5,017	—	5,017	—
Payables under repurchase agreements	43,664	43,664	—	43,664	—
Payables under securities lending transactions	718	718	—	718	—
Due to trust account and other short-term borrowings	28,229	28,229	—	28,229	—
Long-term debt	20,928	20,199	—	20,199	—
Other financial liabilities	9,038	9,038	—	9,038	—

	Carrying amount	Estimated fair value
At March 31, 2026		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,367	¥4,367	¥4,367	¥—	¥—
Interest-earning deposits in other banks	86,003	86,003	—	86,003	—
Call loans and funds sold	2,170	2,170	—	2,170	—
Receivables under resale agreements	16,885	16,885	—	16,885	—
Receivables under securities borrowing transactions	5,493	5,493	—	5,493	—
Investment securities	26,013	24,893	14,567	8,483	1,843
Loans, net of allowance for credit losses(1)	143,562	142,235	3	112	142,120
Other financial assets(2)	12,774	12,774	—	12,774	—
Financial liabilities:
Deposits
Non-interest-bearing	¥35,860	¥35,860	¥—	¥35,860	¥—
Interest-bearing	224,956	224,788	—	224,788	—
Total deposits	260,816	260,648	—	260,648	—
Call money and funds purchased	5,257	5,257	—	5,257	—
Payables under repurchase agreements	39,516	39,516	—	39,516	—
Payables under securities lending transactions	1,252	1,252	—	1,252	—
Due to trust account and other short-term borrowings	14,633	14,633	—	14,633	—
Long-term debt	21,870	21,018	—	21,018	—
Other financial liabilities	9,595	9,595	—	9,595	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥4,564 billion and ¥5,462 billion at March 31, 2025 and 2026, respectively.